Unaudited interim consolidated statements of changes in equity - USD ($) $ in Thousands	Total	Issued capital	Foreign currency translation reserves	Share-based payments reserves	Accumulated losses
Beginning balance at Jun. 30, 2023	$ 305,361	$ 965,857	$ (34,655)	$ 28,435	$ (654,276)
Changes in equity [abstract]
Loss after income tax expense for the period	(5,301)	0	0	0	(5,301)
Other comprehensive loss for the period, net of tax	(3,589)	0	(3,589)	0	0
Total comprehensive loss for the period	(8,890)	0	(3,589)	0	(5,301)
Transactions with owners in their capacity as owners:
Capital raise costs	(308)	(308)	0	0	0
Share issuances - paid	10,032	10,032	0	0	0
Share-based payments	4,330	0	0	4,330	0
Ending balance at Sep. 30, 2023	310,525	975,581	(38,244)	32,765	(659,577)
Beginning balance at Jun. 30, 2024	1,097,351	1,764,289	(34,993)	51,286	(683,231)
Changes in equity [abstract]
Loss after income tax expense for the period	(51,707)	0	0	0	(51,707)
Other comprehensive loss for the period, net of tax	1,850	0	1,850	0	0
Total comprehensive loss for the period	(49,857)	0	1,850	0	(51,707)
Transactions with owners in their capacity as owners:
Capital raise costs	(2,357)	(2,357)	0	0	0
Share issuances - paid	75,502	75,502	0	0	0
Share-based payments	8,909	5,749	0	3,160	0
Ending balance at Sep. 30, 2024	$ 1,129,548	$ 1,843,183	$ (33,143)	$ 54,446	$ (734,938)